9. Income and Social Contribution Taxes (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfIncomeAndSocialContributionTaxesLineItems [Line Items]
Recovery of deferred tax assets	R$ 771,103	R$ 606,438
Up to 1 Year
SummaryOfIncomeAndSocialContributionTaxesLineItems [Line Items]
Recovery of deferred tax assets	207,210
From 1 to 2 years
SummaryOfIncomeAndSocialContributionTaxesLineItems [Line Items]
Recovery of deferred tax assets	79,790
From 2 to 3 years
SummaryOfIncomeAndSocialContributionTaxesLineItems [Line Items]
Recovery of deferred tax assets	139,314
From 3 to 5 Years
SummaryOfIncomeAndSocialContributionTaxesLineItems [Line Items]
Recovery of deferred tax assets	94,397
From 5 to 7 Years
SummaryOfIncomeAndSocialContributionTaxesLineItems [Line Items]
Recovery of deferred tax assets	194,627
From 7 to 10 Years
SummaryOfIncomeAndSocialContributionTaxesLineItems [Line Items]
Recovery of deferred tax assets	R$ 55,765